Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	$ 2,059,533	¥ 14,160,322		¥ 3,058,152	¥ 1,319,843
Short-term investments	1,109,838	7,630,689		50,000
Prepayments and other current assets	138,752	953,989		127,742
Total current assets	5,874,625	40,390,983		13,137,828
Non-current assets
Intangible asset	375,149	2,579,338
Total non-current assets	405,946	2,791,080		176,642
Total Assets	6,280,571	43,182,063		13,314,470
Current liabilities
Accrued expenses and other liabilities	323,712	2,225,667		360,393
Total current liabilities	3,542,940	24,359,469		12,109,507
Total liabilities	3,542,940	24,359,469		12,109,507
Mezzanine equity
Mezzanine equity | ¥				¥ 2,196,921
Ordinary shares, outstanding				1,758,769,820	1,815,200,000
Shareholders' deficits
Additional paid-in capital	4,234,532	29,114,527		¥ 61,326
Accumulated other comprehensive (loss)/income	150,648	1,035,783		(23,101)
Accumulated deficits	(1,647,569)	(11,327,858)		(1,030,237)
Total shareholders' (deficits)/equity	2,737,631	18,822,594		(991,958)	¥ (426,278)	¥ (127,936)
Total liabilities, mezzanine equity and shareholders' (deficits)/equity	$ 6,280,571	¥ 43,182,063		13,314,470
Series A1 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 4,224
Convertible preferred shares, par value | $ / shares	$ 0.000005		$ 0.000005
Convertible preferred shares, shares authorized	0	0		71,849,380
Convertible preferred shares, issued				71,849,380
Convertible preferred shares, outstanding				71,849,380
Series A2 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 48,815
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		238,419,800
Convertible preferred shares, issued	0	0		238,419,800
Convertible preferred shares, outstanding	0	0		238,419,800
Series B1 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 219,448
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		211,588,720
Convertible preferred shares, issued	0	0		211,588,720
Convertible preferred shares, outstanding	0	0		211,588,720
Series B2 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 29,451
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		27,781,280
Convertible preferred shares, issued	0	0		27,781,280
Convertible preferred shares, outstanding	0	0		27,781,280
Series B3 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 153,009
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		145,978,540
Convertible preferred shares, issued	0	0		145,978,540
Convertible preferred shares, outstanding	0	0		145,978,540
Series B4 Convertible Preferred Shares
Mezzanine equity
Mezzanine equity | ¥				¥ 327,786
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		292,414,780
Convertible preferred shares, issued	0	0		292,414,780
Convertible preferred shares, outstanding	0	0		292,414,780
Series C1 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 96,052
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		56,430,180
Convertible preferred shares, issued	0	0		56,430,180
Convertible preferred shares, outstanding	0	0		56,430,180
Convertible preferred shares, subscription receivable | ¥		¥ 0		¥ 13,758
C2 Convertible Preferred Shares
Mezzanine equity
Mezzanine equity | ¥				¥ 638,863
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		238,260,780
Convertible preferred shares, issued	0	0		238,260,780
Convertible preferred shares, outstanding	0	0		238,260,780
Series C3 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 679,273
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized				241,604,260
Convertible preferred shares, issued	0	0		241,604,260
Convertible preferred shares, outstanding				241,604,260
Class A ordinary shares
Mezzanine equity
Ordinary shares, par value | $ / shares	$ 0.000005		0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000		6,208,214,480
Shares issued	2,381,240,988	2,381,240,988		42,486,360
Ordinary shares, outstanding	2,381,240,988	2,381,240,988		42,486,360
Shareholders' deficits
Common Shares	$ 11	¥ 78		¥ 1
Class B ordinary shares
Mezzanine equity
Ordinary shares, par value | $ / shares	$ 0.000005		0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000		1,716,283,460
Shares issued	2,074,447,700	2,074,447,700		1,716,283,460
Ordinary shares, outstanding	2,074,447,700	2,074,447,700		1,716,283,460
Shareholders' deficits
Common Shares	$ 9	¥ 64		¥ 53
Parent Company | Reportable legal entity
Current assets
Cash and cash equivalents	806,014	5,541,746		663,645
Short-term investments	910,579	6,260,689
Prepayments and other current assets	2,733	18,789		5,579
Total current assets	1,719,326	11,821,224		669,224
Non-current assets
Intangible asset	375,149	2,579,338
Investments in subsidiaries, the VIE and a subsidiary of the VIE	645,882	4,440,777		549,134
Total non-current assets	1,021,031	7,020,115		549,134
Total Assets	2,740,357	18,841,339		1,218,358
Current liabilities
Accrued expenses and other liabilities	2,726	18,745		13,395
Total current liabilities	2,726	18,745		13,395
Total liabilities	2,726	18,745		13,395
Mezzanine equity
Mezzanine equity | ¥				2,196,921
Shareholders' deficits
Additional paid-in capital	4,234,532	29,114,527		61,326
Accumulated other comprehensive (loss)/income	150,648	1,035,783		(23,101)
Accumulated deficits	(1,647,569)	(11,327,858)		(1,030,237)
Total shareholders' (deficits)/equity	2,737,631	18,822,594		(991,958)
Total liabilities, mezzanine equity and shareholders' (deficits)/equity	$ 2,740,357	¥ 18,841,339		1,218,358
Parent Company | Reportable legal entity | Series A1 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 4,224
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		71,849,380
Convertible preferred shares, issued	0	0		71,849,380
Convertible preferred shares, outstanding	0	0		71,849,380
Parent Company | Reportable legal entity | Series A2 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 48,815
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		238,419,800
Convertible preferred shares, issued	0	0		238,419,800
Convertible preferred shares, outstanding	0	0		238,419,800
Parent Company | Reportable legal entity | Series B1 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 219,448
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		211,588,720
Convertible preferred shares, issued	0	0		211,588,720
Convertible preferred shares, outstanding	0	0		211,588,720
Parent Company | Reportable legal entity | Series B2 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 29,451
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		27,781,280
Convertible preferred shares, issued	0	0		27,781,280
Convertible preferred shares, outstanding	0	0		27,781,280
Parent Company | Reportable legal entity | Series B3 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 153,009
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		145,978,540
Convertible preferred shares, issued	0	0		145,978,540
Convertible preferred shares, outstanding	0	0		145,978,540
Parent Company | Reportable legal entity | Series B4 Convertible Preferred Shares
Mezzanine equity
Mezzanine equity | ¥				¥ 327,786
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		292,414,780
Convertible preferred shares, issued	0	0		292,414,780
Convertible preferred shares, outstanding	0	0		292,414,780
Parent Company | Reportable legal entity | Series C1 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 96,052
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		56,430,180
Convertible preferred shares, issued	0	0		56,430,180
Convertible preferred shares, outstanding	0	0		56,430,180
Convertible preferred shares, subscription receivable | ¥		¥ 0		¥ 13,758
Parent Company | Reportable legal entity | C2 Convertible Preferred Shares
Mezzanine equity
Mezzanine equity | ¥				¥ 638,863
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		238,260,780
Convertible preferred shares, issued	0	0		238,260,780
Convertible preferred shares, outstanding	0	0		238,260,780
Parent Company | Reportable legal entity | Series C3 convertible preferred shares
Mezzanine equity
Mezzanine equity | ¥				¥ 679,273
Convertible preferred shares, par value | $ / shares	$ 0.000005		0.000005
Convertible preferred shares, shares authorized	0	0		241,604,260
Convertible preferred shares, issued				241,604,260	241,604,260
Convertible preferred shares, outstanding				241,604,260	241,604,260
Parent Company | Reportable legal entity | Class A ordinary shares
Mezzanine equity
Ordinary shares, par value | $ / shares	$ 0.000005		0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000		6,208,214,480
Shares issued	2,381,240,988	2,381,240,988		42,486,360
Ordinary shares, outstanding	2,381,240,988	2,381,240,988		42,486,360
Shareholders' deficits
Common Shares	$ 11	¥ 78		¥ 1
Parent Company | Reportable legal entity | Class B ordinary shares
Mezzanine equity
Ordinary shares, par value | $ / shares	$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000		1,716,283,460
Shares issued	2,074,447,700	2,074,447,700		1,716,283,460
Ordinary shares, outstanding	2,074,447,700	2,074,447,700		1,716,283,460
Shareholders' deficits
Common Shares	$ 9	¥ 64		¥ 53